Change in Working Capital - Summary of Change in Working Capital (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Change In Working Capital [abstract]
Inventories	$ (153.1)	$ (195.1)	$ (132.1)
Trade and other receivables	(61.4)	38.5	47.7
Trade and other payables	15.4	22.4	(5.0)
Total change in working capital	$ (199.1)	$ (134.2)	$ (89.4)